UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York  10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera              New York, New York                November 13, 2006
-----------------------     --------------------------    ----------------------
     [Signature]              [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        6

Form 13F Information Table Value Total: $626,464
                                       (thousands)


Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.


List of Other Included Managers:  None


                                                    FORM 13F INFORMATION TABLE


                                                                    SHRS OR    SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS   CUSIP       VALUE        PRN AMT    PRN CALL  DISCRETION  MNGRS    SOLE     SHARED  NONE
--------------            --------------   -----       --------     -------    --- ----  ----------  -----    ----     ------  ----
Acxiom Corp.              COM              005125109    82,269,410  3,336,148  Sh         Sole        None    3,336,148
Andrx Corp. Del           ANDRX GROUP      034553107   211,795,885  8,669,500  Sh         Sole        None    8,669,500
Brink's Co.               COM              109696104   212,664,480  4,008,000  Sh         Sole        None    4,008,000
Checkpoint Systems Inc.   COM              162825103    23,275,798  1,409,800  Sh         Sole        None    1,409,800
Dendrite Intl, Inc.       COM              248239105    58,604,811  5,992,312  Sh         Sole        None    5,992,312
Paxar Corp.               COM              704227107    37,854,108  1,894,600  Sh         Sole        None    1,894,600


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